S-K 1602, SPAC Registered Offerings	Jan. 13, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria and Strategy

We intend to focus our search for a prospective business combination target within the global space economy, including businesses in the technology and defense sectors, to capitalize on the accelerating utilization and commercialization of outer space by both public and private industry participants. We believe that the rapid expansion of space-related activities has been driven by sustained reductions in launch and operating costs and by increasing government demand for commercial space solutions to address national security, defense, and critical infrastructure needs.

We believe that attractive opportunities exist across a broad range of subsectors within the space economy, including, but not limited to: launch and reentry vehicles; hypersonics; satellite communications; remote sensing and geospatial intelligence; spacecraft and spacecraft components; PNT (positioning, navigation, and timing); space domain awareness; ISR (intelligence, surveillance, and reconnaissance); space tourism; in-orbit services and logistics; space-based power and computing; in-space manufacturing; cislunar infrastructure; and space resource utilization.

We believe that cost reductions expediting the utilization of space are being driven by several factors, including the successful deployment of reusable rocket technology, most notably SpaceX’s existing booster fleet and the upcoming Starship vehicle, resulting in lower launch costs, higher launch cadence, and economies of scale. As accessing space has become easier and more frequent, spacecraft manufacturing has shifted toward higher production volumes, further bringing down unit costs and increasing availability. This has allowed the commercial space sector to grow from approximately $450 billion in 2020 to $613 billion in 2024 and independent forecasts project growth to $1.16 trillion in 2030 with further growth to $1.8 trillion by 2035, driven by both public and private demand. In addition, private investment into the sector has expanded meaningfully with annual private investment in space companies growing from under $1 billion in the early 2010s to more than $10 billion in recent years. Hundreds of companies funded through this wave of venture and growth capital are now reaching scale, many with significant further capital requirements that could benefit from access to public markets.

Geopolitical developments have further underscored the strategic importance of space as the “ultimate high ground” for defense and national security. The Russian anti-satellite test in 2021 and cyber intrusions on satellite communications terminals at the outset of the invasion of Ukraine in 2022 are among numerous incidents demonstrating both the vulnerabilities and the centrality of space assets to modern warfare. Reflecting this, space has become a growing budgetary priority for governments worldwide. For example, the U.S. Space Force has seen consistent annual budget increases, the U.S.’s “Golden Dome” missile defense initiative is estimated to cost $175 billion by the White House while independent estimates range from $252 billion to $3.6 trillion, and Germany has announced approximately €35 billion in planned space spending through 2030. Overall, Novaspace estimates that governments spent $135 billion on space in 2024, of which $73 billion was directed toward defense. We believe these dynamics are catalyzing sustained demand for both enabling technologies, such as launch vehicles, satellites, and sensors, and downstream applications, including analytics and intelligence services.

Despite the sector’s growth and strategic significance, we believe there are relatively few publicly traded investment opportunities within the space economy. We believe that the recent trading success of companies such as Rocket Lab Corp. (Nasdaq: RKLB), AST SpaceMobile, Inc. (Nasdaq: ASTS), and Karman Space & Defense (NYSE: KRMN) demonstrates both the ability of space-focused businesses to access public capital markets and the growing investor appetite for exposure to the sector. We further believe that well-positioned companies with differentiated technologies, scalable business models, and clear paths to commercialization will continue to attract significant investor interest and represent compelling business combination opportunities for us.

Our acquisition and value creation strategy will be to identify, acquire and, after our initial business combination, build a value accretive company. Our acquisition strategy will leverage our network of potential proprietary and public transaction sources where we believe a combination of our relationships, knowledge, and experience in the space and defense technology industry could effect a positive transformation. Our goal is to build a focused business with multiple competitive advantages that have the potential to improve the target business’ overall value proposition.

Specifically, our strategy is to:

•        utilize the deep understanding of emerging trends and governmental priorities within the space and defense technology segments to identify the most attractive segments and to assess suitable merger candidates;

•        develop a large pipeline of actionable investment opportunities through our long-standing relationships and proprietary deal sourcing networks; and

•        leverage the strategic, transactional and operating experience of our management team and sponsor to engage with and diligence likely business combination targets to consummate a transaction.

Our selection process will leverage our sponsor’s broad and deep relationship network, unique investment and industry experiences and proven deal sourcing capabilities to access a broad spectrum of differentiated opportunities. This network has been developed through our management team’s decades of experience and demonstrated success in both investing in and operating businesses both in our target sectors and across a variety of other industries. We intend to deploy a proactive, thematic sourcing strategy and to focus on companies where we believe the combination of our operating experience, relationships, and capital markets expertise can be catalysts to accelerate the target’s growth and profitability characteristics and performance over time. Upon completion of this offering, our sponsor will engage with its network of relationships to articulate the parameters of our target company search and begin the process of pursuing and reviewing potential combinations.

Our team’s objectives are to generate attractive returns for shareholders and to enhance the value of the business we combine with by improving operational performance of the acquired company and assisting it in its transition into being a publicly-traded company. We expect to favor opportunities with certain industry and business characteristics.

Key industry characteristics include:

•        large addressable market;

•        compelling long-term secular growth;

•        attractive competitive dynamics; and

•        inorganic growth and consolidation opportunities.

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We intend to use these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines.

Key business characteristics of attractive consolidation targets include:

•        high-caliber executive and management team;

•        minimal technical risk to operation or project;

•        low all-in sustainable cost (“AISC”) and strong cash generation;

•        market-leading product or service operating within accepted regulatory frameworks;

•        potential for growth in excess of relevant industry average;

•        high barriers to entry;

•        solid base of recurring revenue;

•        resilient to economic cycles;

•        established, high-quality customer base;

•        long-term customer relationships/contracts;

•        attractive overall financial profile;

•        opportunity for operational improvements;

•        attractive steady-state margins and free cash flow characteristics; and

•        will benefit from our long-term sponsorship as it seeks to accelerate growth in the public markets.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. These criteria and guidelines are substantially similar to the criteria set forth by other similarly formed SPACs in which our management team has served as executive officers or directors. In the event that we decide to enter into a business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials, as applicable, that we would file with the SEC. In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspections of facilities, as well as reviewing financial and other information which will be made available to us.

De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we seek shareholder approval for an extension, holders of our Class A ordinary shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein, regardless of whether they abstain, vote in favor of or vote against such extension.
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination:

Our amended and restated memorandum and articles of association provide that we will have only the completion window to complete our initial business combination. If we are unable to complete our initial business combination within the completion window, we will as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject, in each case to our obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to any founder shares and private placement shares held by them if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from assets outside the trust account. However, if they acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window. The underwriters have agreed to waive their rights to their deferred underwriting commission held in the trust account in the event we do not complete our initial business combination within the completion window and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

Our sponsor, officers and directors have agreed, pursuant to a letter agreement, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described above under “Limitations on redemptions.” For example, our board of directors may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. In such event, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal, and in connection therewith, provide our public shareholders with the redemption rights described above upon shareholder approval of such amendment.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $205,850,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or up to $236,450,000 if the underwriters’ over-allotment option is exercised in full, $200,000,000 ($10.00 per unit), or up to $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Efficiency acting as trustee, after deducting $4,000,000 in underwriting discounts and commissions payable upon the closing of this offering (or up to $4,600,000 if the underwriters’ over-allotment option is exercised in full) and an aggregate of $1,850,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. and, may at any time be held as cash or cash items, including in demand deposit accounts at a bank. We will disclose in each quarterly and annual report filed with the SEC prior to our initial business combination whether the proceeds deposited in the trust account are invested in U.S. government treasury obligations or money market funds or a combination thereof or as cash or cash items, including in demand deposit accounts. We expect that the funds held outside the trust account will be sufficient to pay income taxes, if any, and our working capital requirements. We will not be permitted to withdraw any of the principal or interest held in the trust account, except to fund our taxes payable (other than excise or similar taxes) and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provide that, following this offering and prior to the consummation of our initial business combination, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 205,850,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then — current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination because the other entities to which our officers and directors currently owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Peter Ort	Cambium Capital Management LP	Venture Capital Firm	General Partner
	Concord Acquisition Corp II	Special Purpose Acquisition Company	Director
	Digital Asset Acquisition Corp.	Special Purpose Acquisition Company	Principal Executive Officer and Co-Chairman
	Real Asset Acquisition Corp.	Special Purpose Acquisition Company	Principal Executive Officer and Co-Chairman
	Smartleaf Inc.	Software	Director

Jeff Tudor	Tremson Capital Management, LLC	Investment Management	Managing Member
	Inseego Corp	Mobile/Edge Devices	Director
	Concord Acquisition Corp II	Special Purpose Acquisition Company	Chief Executive Officer
	Digital Asset Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer and Co-Chairman
	GCT Semiconductor, Inc.	4G/5G Fabless Semiconductor	Director
	Real Asset Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer and Co-Chairman
	Atlas Merchant Capital, LLC	Asset Management	Operating Partner

Raphael Roettgen	E2MC Advisors LLC and subsidiaries	Investment Firm	Founder and Member
	Prometheus Life Technologies AG	Biotechnology Company	Chief Executive Officer and Director

Eric Zahler	N/A	N/A	N/A

Anders Johnson	N/A	N/A	N/A

Celeste Ford	Stellar Ventures	Investments	Owner and Managing Director
	Stellar Solutions	Aerospace Engineering	Founder and Chair of the Board
	Simpson Manufacturing, Inc.	Building Materials Manufacturer	Director
	Illuminate Ventures Advisory Board	Nonprofit	Director
	University of Notre Dame Board of Trustees	Education	Hesburgh Trustee
	Enterprising Women Advisory Board	Nonprofit	Director

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. In particular, certain of our officers and directors are also officers and directors of (i) RAAQ, a special purpose acquisition company that consummated its initial public offering in April 2025, and (ii) DAAQ, a special purpose acquisition company that consummated its initial public offering in April 2025. RAAQ may pursue an initial business combination target in any businesses or industries, but expects to target opportunities and companies that are that are in the sectors underpinned by real assets including metals and mining, real estate, infrastructure and adjacent sectors. Similarly, DAAQ, although it may pursue an initial business combination in any sector or industry, is expected to complete its initial business combination with a target company in the global space economy, including business in the technology and defense sectors. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination.

There may be actual or potential material conflicts of interest between our sponsor, its affiliates or promoters on the one hand, and the investors in this offering on the other hand. In addition to the above, potential investors should be aware of the following potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and our sponsor will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination for no additional consideration. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) 180 days after the completion of our initial business combination and (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property and our sponsor has agreed not to transfer, assign or sell any of its private placements units (including the securities comprising such units) until 30 days after the completion of our initial business combination. Because our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. Our sponsor paid a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.003 per share. Accordingly, our management team, which owns interest in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the completion window, the founder shares may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

•        If and when the warrants become redeemable by us, we may exercise our redemption right even if we are unable to register or qualify the underlying securities for sale under all applicable state securities laws if the warrants may be exercised on a cashless basis and such cashless exercise is exempt from registration under the Securities Act. Because we may redeem the outstanding warrants held by public warrant holders and the private placement warrants held by the sponsor are not redeemable by us and are exercisable on a cashless basis, the sponsor may profit at times when an unaffiliated security holder cannot profit, such as when the public warrants are called for redemption or if the sponsor chooses to utilize the cashless exercise option under circumstances where the public warrant holders cannot exercise on a cashless basis. Accordingly, there may be actual or potential material conflicts of interest between our sponsor on the one hand, and the public warrant holders on the other hand.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors were to be included by a target business as a condition to any agreement with respect to our initial business combination.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete our initial business combination with a business combination target that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking which is a member of FINRA or another independent entity that commonly renders valuation opinions stating that the consideration to be paid by us in such initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. Further, commencing on the date our securities are first listed on Nasdaq, we will also pay our sponsor, for office space and administrative services provided to members of our management team in an amount up to $20,000 per month (or up to $480,000 in the aggregate). In addition, we have agreed, pursuant to the administrative services and indemnification agreement with our sponsor relating to the monthly payment for office space and administrative services described above, that we will indemnify our sponsor from any claims (i) arising out of or relating to this offering or the company’s operations or conduct of the company’s business, (ii) in respect of any investment opportunities sourced by the sponsor and its affiliates, and/or (iii) any claim against our sponsor alleging any expressed or implied management or endorsement by our sponsor of any of the company’s activities or any express or implied association between our sponsor and the company or any of its affiliates, which agreement will provide that the indemnified parties cannot access the funds held in our trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, private placement shares and any shares purchased during or after the offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of September 30, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.13	$6.51	$3.49	$5.52	$4.48	$3.73	$6.27	$(0.54)	$10.54
Assuming No Exercise of Over-Allotment Option
$7.12	$6.49	$3.51	$5.51	$4.49	$3.71	$6.29	$(0.56)	$10.56

SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Space Asset Acquisition Sponsor LLC

7,666,667 Class B ordinary shares (of which 1,000,000 are subject to forfeiture if the underwriters do not exercise their over-allotment option), representing 25% of our issued and outstanding ordinary shares immediately following the completion of this offering (excluding the private placement shares and the ordinary shares underlying the private placement warrants). On October 23, 2025, our sponsor transferred an aggregate of 105,000 Class B ordinary shares to our independent director nominees and advisors. After taking into account the private placement units to be issued to the sponsor, our initial shareholders will own an aggregate of 7,051,667 ordinary shares, or approximately 26% of our issued and outstanding ordinary shares immediately following the completion of this offering assuming the over-allotment option is not exercised, or an aggregate of 8,081,667 ordinary shares, or approximately 26% of our issued and outstanding ordinary shares immediately following the completion of this offering, assuming the over-allotment option is exercised in full. If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares and the ordinary shares underlying the private placement warrants) for no additional consideration, which may result in the issuance of additional Class B ordinary shares to our sponsor and accordingly, may result in a material dilution of our public shareholders’ equity interests. The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, or concurrently with or immediately following the consummation of our business combination or earlier at the option of the holder on a one-for-one basis subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 25% of the total number of Class A ordinary shares outstanding after such conversion (excluding the private placement shares and the ordinary shares

$25,000 (approximately $0.003 per share)
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

underlying the private placement warrants and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement units issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares held by our sponsor may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.

Space Asset Acquisition Sponsor LLC	385,000 private placement units (or up to 415,000 private placement units if the underwriters’ over-allotment option is exercised in full)	$3,850,000 ($10.00 per unit) (or up to $4,150,000 if the underwriters’ over-allotment option is exercised in full)
Space Asset Acquisition Sponsor LLC	Up to $20,000 per month (or up to $480,000 in the aggregate)	Office space and administrative services provided to members of our management team
Space Asset Acquisition Sponsor LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $1,500,000 in private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender	Loans to finance transaction costs in connection with an intended initial business combination
Space Asset Acquisition Sponsor LLC	Repayment in cash

Up to $300,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of September 30, 2026 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $600,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Space Asset Acquisition Sponsor LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination
Space Asset Acquisition Sponsor LLC, our officers or directors, or affiliates thereof	Repayment in cash

Payment of consulting, success or finder’s fees in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Eric Zahler	25,000 Class B Ordinary Shares	$75.00 (approximately $0.003 per share)
Celeste Ford	25,000 Class B Ordinary Shares	$75.00 (approximately $0.003 per share)
Anders Johnson	25,000 Class B Ordinary Shares	$75.00 (approximately $0.003 per share)
Steven Lau	10,000 Class B Ordinary Shares	$30.00 (approximately $0.003 per share)
Storm Boswick	10,000 Class B Ordinary Shares	$30.00 (approximately $0.003 per share)
Sigrid Elschot	10,000 Class B Ordinary Shares	$30.00 (approximately $0.003 per share)

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Space Asset Acquisition Sponsor LLC

7,666,667 Class B ordinary shares (of which 1,000,000 are subject to forfeiture if the underwriters do not exercise their over-allotment option), representing 25% of our issued and outstanding ordinary shares immediately following the completion of this offering (excluding the private placement shares and the ordinary shares underlying the private placement warrants). On October 23, 2025, our sponsor transferred an aggregate of 105,000 Class B ordinary shares to our independent director nominees and advisors. After taking into account the private placement units to be issued to the sponsor, our initial shareholders will own an aggregate of 7,051,667 ordinary shares, or approximately 26% of our issued and outstanding ordinary shares immediately following the completion of this offering assuming the over-allotment option is not exercised, or an aggregate of 8,081,667 ordinary shares, or approximately 26% of our issued and outstanding ordinary shares immediately following the completion of this offering, assuming the over-allotment option is exercised in full. If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares and the ordinary shares underlying the private placement warrants) for no additional consideration,

$25,000 (approximately $0.003 per share)
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

which may result in the issuance of additional Class B ordinary shares to our sponsor and accordingly, may result in a material dilution of our public shareholders’ equity interests. The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, or concurrently with or immediately following the consummation of our business combination or earlier at the option of the holder on a one-for-one basis subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 25% of the total number of Class A ordinary shares outstanding after such conversion (excluding the private placement shares and the ordinary shares underlying the private placement warrants and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement units issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares held by our sponsor may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.

Space Asset Acquisition Sponsor LLC	385,000 private placement units (or up to 415,000 private placement units if the underwriters’ over-allotment option is exercised in full)	$3,850,000 ($10.00 per unit) (or up to $4,150,000 if the underwriters’ over-allotment option is exercised in full)
Space Asset Acquisition Sponsor LLC	Up to $20,000 per month (or up to $480,000 in the aggregate)	Office space and administrative services provided to members of our management team
Space Asset Acquisition Sponsor LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $1,500,000 in private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender	Loans to finance transaction costs in connection with an intended initial business combination
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Space Asset Acquisition Sponsor LLC	Repayment in cash

Up to $300,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of September 30, 2026 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $600,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Space Asset Acquisition Sponsor LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination
Space Asset Acquisition Sponsor LLC, our officers or directors, or affiliates thereof	Repayment in cash

Payment of consulting, success or finder’s fees in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Eric Zahler	25,000 Class B Ordinary Shares	$75.00 (approximately $0.003 per share)
Celeste Ford	25,000 Class B Ordinary Shares	$75.00 (approximately $0.003 per share)
Anders Johnson	25,000 Class B Ordinary Shares	$75.00 (approximately $0.003 per share)
Steven Lau	10,000 Class B Ordinary Shares	$30.00 (approximately $0.003 per share)
Storm Boswick	10,000 Class B Ordinary Shares	$30.00 (approximately $0.003 per share)
Sigrid Elschot	10,000 Class B Ordinary Shares	$30.00 (approximately $0.003 per share)
Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and material dilution upon the closing of this offering. See the sections titled “Dilution” and “Risk Factors — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment
De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. The calculation of Adjusted NTBVPS assumes that no ordinary shares are issued to shareholders of our potential initial business combination target as consideration or issuable by the post-business combination company (for example, under an incentive plan or employee share purchase plan), no ordinary shares or convertible equity, equity-linked or debt securities are issued in connection with additional financing that we may seek in connection with our initial business combination, and no working capital loans are converted into private placement units. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering and are likely to increase as the enterprise value of a prospective target company increases. Further, such dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

At September 30, 2025, our net tangible book deficit was $(90,056), or approximately $(0.01) per Class B ordinary share. The following table illustrates what the Adjusted NTBVPS at September 30, 2025 would have been to the public shareholders on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full:

As of September 30, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.13	$6.51	$3.49	$5.52	$4.48	$3.73	$6.27	$(0.54)	$10.54
Assuming No Exercise of Over-Allotment Option
$7.12	$6.49	$3.51	$5.51	$4.49	$3.71	$6.29	$(0.56)	$10.56

For each of the redemption scenarios above, the Adjusted NTBVPS was calculated as follows:

	As of September 30, 2025
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Decrease attributable to public shareholders	$6.50	6.52	5.52	5.53	3.72	3.74	(0.54)	(0.53)
Pro forma net tangible book value after this offering	$6.49	6.51	5.51	5.52	3.71	3.73	(0.56)	(0.54)
Dilution to public shareholders	$3.51	3.49	4.49	4.48	6.29	6.27	10.56	10.54
% Dilution to public shareholders	35.07%	34.95%	44.95%	44.80%	62.88%	62.71%	105.55%	105.40%
Net tangible book value	$6.49	6.51	5.51	5.52	3.71	3.73	(0.56)	(0.54)

Numerator:
Net tangible book value deficit before this offering	$(90,056)	$(90,056)	$(90,056)	$(90,056)	$(90,056)	$(90,056)	$(90,056)	$(90,056)
Net proceeds from this offering and the sale of private placement units(1)	$201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$104,295	104,295	104,295	104,295	104,295	104,295	104,295	104,295
Less: Overallotment liability	$(291,000)	—	(291,000)	—	(291,000)	—	(291,000)	—
Less: Deferred underwriting commission	$(6,500,000)	(7,475,000)	(6,000,000)	(6,900,000)	(5,500,000)	(6,325,000)	(5,000,000)	(5,750,000)
Less: Redemptions	$(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	$144,473,239	$166,289,239	$94,973,239	$109,364,239	$45,473,239	$52,439,239	$(4,026,761)	$(4,485,761)

Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private Placement shares	585,000	645,000	585,000	645,000	585,000	645,000	585,000	645,000
Less: Ordinary shares redeemed	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	22,251,667	25,561,667	17,251,667	19,811,667	12,251,667	14,061,667	7,251,667	8,311,667

(1)      Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting commissions of $4,000,000. Also, excludes the reimbursement by BTIG of certain of our expenses in an amount equal to 0.25% of the gross proceeds from this offering, which would equal $500,000 (or up to $575,000 if the underwriters’ over-allotment option is exercised in full). See “Underwriting” for additional information. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders directors, officers, advisors and their affiliates may purchase public shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma NTBV. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(3) For purposes of presenting the maximum redemption scenario, we have reduced our pro forma Adjusted NTBVPS by $200,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein